SEGMENTED INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Segmented Information [Table Text Block]
	June 30, 2012	December 31, 2011

Cash and restricted cash:
Canada	$1,421,730	$4,263,201
Ghana	316,914	456,513
Total cash and restricted cash	1,738,644	4,719,714
Capital assets
Canada	1,595	3,418
Ghana	2,097,324	2,224,031
Total capital assets	2,098,919	2,227,449
Total	$3,837,563	$6,947,163

	2011	2010

Cash and restricted cash:
Canada	$4,263,201	$9,950,180
Ghana	456,513	365,942
Total cash and restricted cash	$4,719,714	$10,316,122
Capital assets
Canada	3,418	10,609
Ghana	2,224,031	2,438,679
Total capital assets	$2,227,449	$2,449,288
Total	$6,947,163	$12,765,410